MORTGAGE SERVICING RIGHTS (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Servicing Assets at Fair Value [Line Items]
Total	$ 1,109,720	$ 961,823
Mortgage servicing rights
Servicing Assets at Fair Value [Line Items]
2016	138,384
2017	133,145
2018	111,111
2019	67,291
2020	43,786
Thereafter	616,003
Total	$ 1,109,720	$ 961,823	$ 918,247